Portfolio of Investments
Columbia Greater China Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 16.8%
Entertainment 2.6%
Bilibili, Inc., ADR(a)	39,927	2,635,582
NetEase, Inc., ADR	22,303	2,402,702
Total		5,038,284
Interactive Media & Services 14.2%
Baidu, Inc., ADR(a)	13,511	2,024,488
Tencent Holdings Ltd.	437,200	25,497,102
Total		27,521,590
Total Communication Services		32,559,874
Consumer Discretionary 33.7%
Automobiles 3.5%
Xpeng, Inc., ADR(a)	124,502	6,847,610
Hotels, Restaurants & Leisure 2.1%
Songcheng Performance Development Co., Ltd., Class A	1,965,501	4,063,853
Household Durables 1.5%
Midea Group Co., Ltd., Class A	266,575	2,846,315
Internet & Direct Marketing Retail 15.6%
Alibaba Group Holding Ltd., ADR(a)	103,404	13,187,112
JD.com, Inc., ADR(a)	136,208	11,456,455
Meituan, Class B(a)	161,300	4,902,603
Pinduoduo, Inc., ADR(a)	8,640	574,560
Total		30,120,730
Leisure Products 1.2%
Bafang Electric Suzhou Co., Ltd., Class A	60,493	2,351,775
Specialty Retail 1.9%
China Tourism Group Duty Free Corp., Ltd., Class A	74,700	2,411,988
Zhongsheng Group Holdings Ltd.	147,500	1,208,148
Total		3,620,136
Textiles, Apparel & Luxury Goods 7.9%
Li Ning Co., Ltd.	686,000	7,759,068
Shenzhou International Group Holdings Ltd.	403,000	7,567,476
Total		15,326,544
Total Consumer Discretionary		65,176,963
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.0%
Beverages 3.0%
China Resources Beer Holdings Co., Ltd.	272,000	2,231,125
Kweichow Moutai Co., Ltd., Class A	12,100	3,667,146
Total		5,898,271
Food Products 3.3%
China Mengniu Dairy Co., Ltd.(a)	927,000	5,195,461
Foshan Haitian Flavouring & Food Co., Ltd., Class A	62,879	1,109,691
Total		6,305,152
Personal Products 0.7%
Proya Cosmetics Co., Ltd., Class A	41,500	1,290,617
Total Consumer Staples		13,494,040
Financials 10.5%
Banks 4.9%
China Construction Bank Corp., Class H	5,080,340	3,310,383
China Merchants Bank Co., Ltd., Class H	451,000	3,493,867
Industrial & Commercial Bank of China Ltd., Class H	3,901,000	2,061,418
Ping An Bank Co., Ltd., Class A	205,832	562,941
Total		9,428,609
Capital Markets 1.0%
Hong Kong Exchanges and Clearing Ltd.	34,700	1,908,204
Insurance 4.6%
AIA Group Ltd.	457,200	4,813,150
Ping An Insurance Group Co. of China Ltd., Class H	592,500	4,107,354
Total		8,920,504
Total Financials		20,257,317
Health Care 14.9%
Biotechnology 4.1%
BeiGene Ltd., ADR(a)	4,722	1,641,037
Burning Rock Biotech Ltd., ADR(a)	53,675	829,815
Everest Medicines Ltd.(a)	220,000	993,439
I-Mab, ADR(a)	15,348	927,940
Innovent Biologics, Inc.(a)	194,000	1,713,871
Zai Lab Ltd., ADR(a)	27,159	1,880,761
Total		7,986,863
Columbia Greater China Fund | First Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Greater China Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.1%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	39,100	2,209,536
Health Care Providers & Services 1.1%
New Horizon Health Ltd.(a)	564,000	2,137,493
Health Care Technology 1.3%
Alibaba Health Information Technology Ltd.(a)	612,000	562,889
Medlive Technology Co., Ltd.(a),(b)	399,484	2,033,793
Total		2,596,682
Life Sciences Tools & Services 6.9%
WuXi AppTec Co., Ltd., Class H	225,378	4,993,279
WuXi Biologics Cayman, Inc.(a)	618,000	8,336,691
Total		13,329,970
Pharmaceuticals 0.4%
China Animal Healthcare Ltd.(a),(c),(d)	1,050,000	0
Jiangsu Hengrui Medicine Co., Ltd., Class A	87,733	692,483
Total		692,483
Total Health Care		28,953,027
Industrials 4.2%
Electrical Equipment 1.2%
Contemporary Amperex Technology Co., Ltd., Class A	10,400	1,109,337
Sungrow Power Supply Co., Ltd., Class A	48,400	1,226,356
Total		2,335,693
Machinery 2.7%
Techtronic Industries Co., Ltd.	254,500	5,234,230
Road & Rail 0.3%
Full Truck Alliance Co., Ltd., ADR(a)	52,600	658,026
Total Industrials		8,227,949
Information Technology 3.0%
Semiconductors & Semiconductor Equipment 0.8%
Silergy Corp.	9,000	1,521,169
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.2%
Beijing Kingsoft Office Software, Inc., Class A	38,053	1,602,337
Glodon Co., Ltd., Class A	101,100	1,017,936
Kingdee International Software Group Co., Ltd.(a)	544,000	1,632,736
Total		4,253,009
Total Information Technology		5,774,178
Materials 1.5%
Chemicals 0.9%
Skshu Paint Co., Ltd.	92,639	1,729,595
Construction Materials 0.6%
China Resources Cement Holdings Ltd.	1,658,000	1,206,849
Total Materials		2,936,444
Real Estate 6.3%
Real Estate Management & Development 6.3%
China Resources Land Ltd.	696,000	2,907,692
Country Garden Services Holdings Co., Ltd.	1,255,000	7,608,640
Jinke Smart Services Group Co., Ltd., Class H	445,300	1,779,951
Total		12,296,283
Total Real Estate		12,296,283
Total Common Stocks (Cost $122,038,753)		189,676,075

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(e),(f)	3,449,233	3,448,888
Total Money Market Funds (Cost $3,448,865)		3,448,888
Total Investments in Securities (Cost: $125,487,618)		193,124,963
Other Assets & Liabilities, Net		505,709
Net Assets		193,630,672

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2021, the total value of these securities amounted to $2,033,793, which represents 1.05% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
2	Columbia Greater China Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Greater China Fund, November 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	6,538,670	18,729,723	(21,819,505)	—	3,448,888	—	1,388	3,449,233
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Greater China Fund | First Quarter Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT158_08_M01_(01/22)